Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Disclosure Of Transactions Between Related Parties
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2024	2025
Trade and other accounts receivable
Associates	19,357	20,990
Joint ventures	3,913	3,854

Total	23,270	24,844

Other current assets
Associates	8,195	8,192
Joint ventures	-	-

Total	8,195	8,192

Accounts payable, trade
Associates	997	1,102
Joint ventures	265	55

Total	1,262	1,157

Short-term borrowings
Associates	3,070	5,401
Joint ventures	26,384	17,641

Total	29,454	23,042

Lease liabilities and other
Associates	78,102	79,987
Joint ventures	-	-

Total	78,102	79,987

Accounts payable for property, plant and equipment
Associates	16	49
Joint ventures	-	-

Total	16	49

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Sales
Associates	15,040	14,215	14,254
Joint ventures	30,220	34,199	34,415

Total	45,260	48,414	48,669

Purchases
Associates	4,450	6,385	5,171
Joint ventures	649	723	1,131

Total	5,099	7,108	6,302

Lease payments and other
Associates	13,720	15,467	16,931
Joint ventures	-	-	-

Total	13,720	15,467	16,931

Payments for property, plant and equipment
Associates	20,553	16	373
Joint ventures	-	-	-

Total	20,553	16	373

Disclosure Of Key Management Personnel Compensation Explanatory
Compensation for key management personnel for the fiscal years ended March 31, 2023, 2024 and 2025 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Short-term employee benefits	1,831	1,660	1,657
Stock-based compensation	1,928	2,917	4,431

Total	3,759	4,577	6,088